COMMITMENTS AND CONTINGENCIES (Details)	8 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
COMMITMENTS AND CONTINGENCIES
Deferred Underwriting Fees Payable Per Unit | $ / shares	$ 0.35	$ 0.35
Deferred Underwriting Fees Payable	$ 72,450,000	$ 72,450,000
Deferred Underwriting Discount Shares	19,982,000
Deferred Underwriting Upfront Payment	3,996,400
Reimbursement of expenses payable	$ 1,000,000	1,000,000
Legal fees		$ 2,152,960